Goodwill (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Goodwill [Line Items]
Gross, Beginning	¥ 1,117,239		¥ 1,134,179
Eliminated on disposal of a subsidiary	(173,608)		(16,940)
Gross, Ending	943,631		1,117,239
Accumulated impairment loss	(983,765)		(1,000,705)
Eliminated on disposal of a subsidiary	162,211		16,940
Accumulated impairment loss	(821,554)		(983,765)
Balance as of December 31, 2015	133,474		133,474
Balance as of December 31, 2016	122,077	$ 17,583	133,474
Agency segment [Member]
Goodwill [Line Items]
Gross, Beginning	1,096,102		1,096,102
Eliminated on disposal of a subsidiary	(173,608)
Gross, Ending	922,494		1,096,102
Accumulated impairment loss	(962,628)		(962,628)
Eliminated on disposal of a subsidiary	162,211
Accumulated impairment loss	(800,417)		(962,628)
Balance as of December 31, 2015	133,474		133,474
Balance as of December 31, 2016	122,077		133,474
Claims Adjusting segment [Member]
Goodwill [Line Items]
Gross, Beginning	21,137		38,077
Eliminated on disposal of a subsidiary			(16,940)
Gross, Ending	21,137		21,137
Accumulated impairment loss	(21,137)		(38,077)
Eliminated on disposal of a subsidiary			16,940
Accumulated impairment loss	(21,137)		(21,137)
Balance as of December 31, 2015
Balance as of December 31, 2016